Accounts Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable
4.	Accounts Payable

Accounts payable-officers represents unreimbursed expenses including travel and entertainment expense incurred by the company’s officers. At December 31, 2014 and March 31, 2014, the accounts payable to officers amounted to $17,506 and $117,961, respectively.

4.	Accounts Payable

Accounts payable-officers represents unreimbursed expenses including travel and entertainment expense incurred by the company’s officers. At March 31, 2014 and 2013, the accounts payable to officers amounted to $117,961 and $101,691, respectively.